Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
EXPENSES
Accounting, audit, and legal	$ 16,000	$ 24,000
Bank charges	235	99
Consulting	53,269	69,096
Filing and transfer agent fees	5,487	6,285
Marketing	0	4,039
Management fees	50,732	64,520
Office	3,500	0
Total expenses	129,222	168,039
Loss before other items	(129,223)	(168,039)
Accretion expense	(11,988)	(58,589)
Foreign exchange gain	444	(12,615)
Interest expense	(8,498)	(5,576)
Change in fair value on derivative instruments	350,496	(57,109)
Net profit (loss) for the period	201,231	(301,928)
Loss for the period from discontinued operations	0	(22,811)
Net comprehensive loss for the period	201,231	(324,739)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	201,232	(305,426)
Non-controlling interest	$ 0	$ (19,313)
Weighted average number of shares outstanding	.00	(0.01)
Basic and diluted (loss) profit per share	$ 1,397,043,974	$ 1,082,137,350